Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	€ 21,889	€ 13,080
Other intangible assets, Ending balance	16,572	21,889	€ 13,080
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	70,781	58,685	58,082
Changes in scope of consolidation		10,523	4,547
Acquisitions and other increases	475	634	699
Disposals and other decreases	(855)	(1,039)	(551)
Currency translation differences	985	1,985	(4,065)
Transfers	(5)	(7)	(27)
Other intangible assets, Ending balance	71,381	70,781	58,685
Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(48,892)	(45,605)	(47,203)
Amortization expense	(2,301)	(2,303)	(1,998)
Impairment losses, net of reversals	(3,627)	(730)	(313)
Disposals and other decreases	697	944	546
Currency translation differences	(687)	(1,206)	3,315
Transfers	1	8	48
Other intangible assets, Ending balance	(54,809)	(48,892)	(45,605)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	4,744	1,475
Other intangible assets, Ending balance	2,334	4,744	1,475
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	7,422	3,679	3,649
Changes in scope of consolidation		3,632	0
Acquisitions and other increases	272	367	317
Disposals and other decreases	(236)	(44)	(39)
Currency translation differences	86	218	(200)
Transfers	(1,814)	(430)	(48)
Other intangible assets, Ending balance	5,730	7,422	3,679
Acquired R&D | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(2,678)	(2,204)	(2,290)
Amortization expense	0	0	0
Impairment losses, net of reversals	(847)	(456)	(95)
Disposals and other decreases	158	36	39
Currency translation differences	(31)	(54)	142
Transfers	2	0	0
Other intangible assets, Ending balance	(3,396)	(2,678)	(2,204)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	16,572	11,162
Other intangible assets, Ending balance	13,639	16,572	11,162
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	61,800	53,638	53,107
Changes in scope of consolidation		6,889	4,546
Acquisitions and other increases	19	16	212
Disposals and other decreases	(569)	(920)	(450)
Currency translation differences	889	1,757	(3,814)
Transfers	1,814	420	37
Other intangible assets, Ending balance	63,953	61,800	53,638
Products, trademarks and other rights | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(45,228)	(42,476)	(43,997)
Amortization expense	(2,167)	(2,188)	(1,886)
Impairment losses, net of reversals	(2,757)	(264)	(215)
Disposals and other decreases	488	840	443
Currency translation differences	(648)	(1,146)	3,138
Transfers	(2)	6	41
Other intangible assets, Ending balance	(50,314)	(45,228)	(42,476)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	573	443
Other intangible assets, Ending balance	599	573	443
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	1,559	1,368	1,326
Changes in scope of consolidation		2	1
Acquisitions and other increases	184	251	170
Disposals and other decreases	(50)	(75)	(62)
Currency translation differences	10	10	(51)
Transfers	(5)	3	(16)
Other intangible assets, Ending balance	1,698	1,559	1,368
Software | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(986)	(925)	(916)
Amortization expense	(134)	(115)	(112)
Impairment losses, net of reversals	(23)	(10)	(3)
Disposals and other decreases	51	68	64
Currency translation differences	(8)	(6)	35
Transfers	1	2	7
Other intangible assets, Ending balance	€ (1,099)	€ (986)	€ (925)